UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09141
Investment Company Act File Number
Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Municipal Income Trust
February 28, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 200.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.4%
$2,950	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,949,587
400	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	247,180

		$3,196,767

Education — 15.8%
$9,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$9,159,120
2,500	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/40	2,551,400
1,000	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	1,050,440
2,490	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,538,181
2,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)	2,660,400
1,500	New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/34	1,561,650
10,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(1)	10,538,430
5,000	New York Dormitory Authority, (The New School), 5.75%, 7/1/50	4,934,300
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,053,350

		$36,047,271

Electric Utilities — 2.8%
$3,715	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	$1,191,178
2,540	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,506,370
2,935	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	2,685,085

		$6,382,633

General Obligations — 3.1%
$1,525	California, (AMT), 5.05%, 12/1/36	$1,324,401
4,000	Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35(2)	3,429,920
2,340	Port Authority of Houston, TX, Harris County, (AMT), 5.625%, 10/1/38(1)	2,384,694

		$7,139,015

Health Care-Miscellaneous — 1.3%
$1,865	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$1,887,567
221	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	225,518
583	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(3)	597,574
221	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	226,675

		$2,937,334

Hospital — 24.5%
$2,375	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$2,078,933
10,000	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(1)(4)	9,637,000
3,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,122,805
3,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,635,680
290	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	264,880
1,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,342,466

Principal
Amount
(000’s omitted)	Security	Value
$1,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	$1,104,408
615	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	623,118
965	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	977,757
1,885	Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	1,679,648
3,280	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,530,297
2,575	Louisiana Public Facilities Authority, (Touro Infirmary), 5.625%, 8/15/29	2,048,464
2,280	Mecosta County, MI, (Michigan General Hospital), 6.00%, 5/15/18	2,154,737
3,000	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,635,830
2,500	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	2,457,500
1,465	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,389,069
2,930	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,704,214
11,400	North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(1)	11,507,274
1,570	South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,547,000
1,500	St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,297,095
1,390	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32(5)	1,240,102

		$55,978,277

Housing — 16.4%
$3,510	California Rural Home Mortgage Finance Authority, (AMT), 5.50%, 8/1/47	$1,800,174
4,000	Charter Mac Equity Trust, TN, 6.00%, 5/15/19(3)	4,176,520
1,425	Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,250,195
1,465	Lake Creek, CO, Affordable Housing Corp., MFMR, 7.00%, 12/1/23	1,465,469
1,830	Muni Mae Tax-Exempt Bond, LLC, 7.50%, 6/30/49(3)	1,701,347
1,750	Nebraska Investment Finance Authority, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	1,794,765
2,340	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,339,789
1,790	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	1,585,134
3,160	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,853,701
3,920	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	3,495,386
13,025	Rhode Island Housing and Mortgage Finance Corp., (AMT), 5.45%, 10/1/47(1)(4)	12,072,327
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	2,908,422

		$37,443,229

Industrial Development Revenue — 20.2%
$1,600	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,340,848
1,770	Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,555,104
1,000	Butler County, AL, Industrial Development Authority, (International Paper Co.), (AMT), 7.00%, 9/1/32	1,057,880
1,300	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,303,367
1,060	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	876,779
400	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	450,528
2,240	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	2,397,875
2,625	Denver, CO, City and County, (United Airlines), (AMT), 5.25%, 10/1/32	2,167,436
2,305	Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	2,032,918
1,000	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), 5.60%, 4/1/32	875,120
2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 5.70%, 4/1/32	2,228,675
1,735	Illinois Finance Authority, (Navistar International Corp.), 6.50%, 10/15/40	1,759,602
1,000	Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,032,620
1,600	Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,543,904
5,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	4,687,400
2,940	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,884,140
8,140	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	8,327,709
3,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	3,587,605

Principal
Amount
(000’s omitted)	Security	Value
$4,630	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$3,998,931
570	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	483,634
1,610	West Virginia Economic Development Authority, (Appalachian Power Co.), 5.375%, 12/1/38	1,509,681

		$46,101,756

Insured-General Obligations — 0.7%
$10,000	Arcadia, CA, Unified School District, (AGM), 0.00%, 8/1/38	$1,491,500

		$1,491,500

Insured-Hospital — 14.7%
$3,250	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	$3,078,107
2,625	Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,635,447
15,000	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/25	6,054,750
17,080	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/26	6,347,953
8,590	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	2,943,621
2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	2,198,600
9,980	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series I, (AGC), 5.00%, 7/1/38(1)	9,487,388
750	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	712,980

		$33,458,846

Insured-Housing — 0.5%
$1,100	Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (AGM), (AMT), 5.70%, 1/1/32	$1,094,599

		$1,094,599

Insured-Lease Revenue/Certificates of Participation — 2.1%
$2,665	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$2,027,479
3,000	San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	2,860,590

		$4,888,069

Insured-Other Revenue — 3.5%
$4,210	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$680,420
10,325	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	2,258,904
8,600	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	1,757,238
3,100	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	3,385,138

		$8,081,700

Insured-Special Tax Revenue — 10.5%
$50,000	Metropolitan Pier and Exposition Authority, IL, (AGM), (NPFG), 0.00%, 12/15/38	$7,793,000
34,950	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	6,200,479
3,040	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/35	519,506
5,000	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/38	698,900
2,285	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	1,926,506
14,850	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	745,322
22,500	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	2,592,225
8,695	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	927,148
17,245	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,698,805
10,850	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	990,062

		$24,091,953

Insured-Student Loan — 5.9%
$3,020	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$3,071,551
710	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	727,906
7,940	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	6,787,589

Principal
Amount
(000’s omitted)	Security	Value
$2,885	New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,959,318

		$13,546,364

Insured-Transportation — 19.0%
$12,425	Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$2,169,157
3,850	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,622,966
5,500	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(6)	1,228,645
1,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32(6)	223,520
2,100	Maryland Transportation Authority, (AGM), 5.00%, 7/1/41	2,112,033
3,640	Miami-Dade County, FL, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	3,176,118
3,140	Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	2,825,780
15,000	North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	3,685,950
9,820	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	9,091,749
10,555	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	1,672,651
1,610	San Jose, CA, Airport, (AGM), (AMBAC), (AMT), 5.00%, 3/1/37	1,427,297
2,500	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,216,300
8,990	San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,523,868
5,175	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	968,760
2,015	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	348,736

		$43,293,530

Insured-Water and Sewer — 10.9%
$3,750	Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$3,769,125
17,985	DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(1)	18,129,779
3,250	Fernley, NV, (Water and Sewer System), (AGC), 5.00%, 2/1/38(1)	3,010,085

		$24,908,989

Lease Revenue/Certificates of Participation — 2.1%
$4,400	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$4,831,860

		$4,831,860

Nursing Home — 1.2%
$265	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$250,441
2,735	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	2,452,201

		$2,702,642

Other Revenue — 13.6%
$785	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$764,778
880	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	861,397
480	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	476,640
1,955	Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,579,425
7,600	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	5,189,660
2,350	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	2,057,213
1,500	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,272,405
2,370	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	2,363,459
1,350	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	1,207,642
125	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	121,998
360	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	324,065
100	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	86,982
110	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	88,406
8,000	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	6,743,920
4,000	Seminole Tribe, FL, 5.25%, 10/1/27(3)	3,341,440
1,365	Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,231,530
4,180	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	2,436,898
1,415	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	977,567

		$31,125,425

Principal
Amount
(000’s omitted)	Security	Value
Senior Living/Life Care — 2.4%
$3,210	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(7)	$1,684,544
535	Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	526,333
1,075	Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,029,861
3,240	Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	2,320,261

		$5,560,999

Special Tax Revenue — 7.5%
$500	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	$431,935
60	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	56,344
345	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	262,393
245	Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	235,019
300	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	273,471
210	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	177,700
65	New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	37,062
165	New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	58,710
100	New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	80,149
130	New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	50,427
90	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(6)	0
35	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(6)	0
5,000	New York, NY, Transitional Finance Authority, (Future Tax), 5.50%, 11/1/35	5,258,100
5,000	New York, NY, Transitional Finance Authority, (Future Tax), 5.50%, 11/1/35(1)	5,258,100
320	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	236,877
520	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	516,745
960	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	439,968
470	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	226,803
600	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	511,692
635	University Square, FL, Community Development District, 6.75%, 5/1/20	625,983
1,780	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,799,010
655	Waterlefe, FL, Community Development District, 6.95%, 5/1/31	641,710

		$17,178,198

Student Loan — 3.7%
$8,500	New Jersey Higher Education Student Assistance Authority, (AMT), Variable Rate, 1.246%, 6/1/36(1)(4)(5)	$8,381,255

		$8,381,255

Transportation — 15.7%
$1,000	Augusta, GA, (AMT), 5.35%, 1/1/28	$899,960
1,000	Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	987,150
400	Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	410,576
2,500	Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	2,396,475
1,500	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,316,430
4,000	Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,833,040
1,515	North Texas Tollway Authority, 5.75%, 1/1/38	1,428,130
625	Pennsylvania Turnpike Commission, 5.25%, 6/1/39	598,350
375	Pennsylvania Turnpike Commission, 5.50%, 12/1/41	371,122
2,500	Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	1,683,225
7,290	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	7,450,526
1,720	Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/28	1,634,671
1,885	Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,938,025
1,725	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,746,511

Principal
Amount
(000’s omitted)	Security	Value
$9,300	Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(1)	$9,171,102

		$35,865,293

Water and Sewer — 1.2%
$3,405	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,758,765

		$2,758,765

Total Tax-Exempt Investments — 200.7% (identified cost $490,724,316)		$458,486,269

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.6)%		$(120,156,640)

Other Assets, Less Liabilities — (48.1)%		$(109,922,841)

Net Assets Applicable to Common Shares — 100.0%		$228,406,788

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At February 28, 2011, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments is as follows:

		New York	18.0%
		California	11.4%
		Others, representing less than 10% individually	70.6%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 33.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 11.9% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2011, the aggregate value of these securities is $13,750,576 or 6.0% of the Trust’s net assets applicable to common shares.

(4)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $6,020,582.

(5)		Variable rate security. The stated interest rate represents the rate in effect at February 28, 2011.

(6)		Defaulted bond.

(7)		Security is in default and is making only partial interest payments.

A summary of open financial instruments at February 28, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	200 U.S. 10-Year Treasury Note	Short	$(23,766,488)	$(23,809,375)	$(42,887)
6/11	500 U.S. 30-Year Treasury Bond	Short	(59,947,469)	(60,171,875)	(224,406)

					$(267,293)

At February 28, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $267,293.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$373,580,417

Gross unrealized appreciation	$9,358,167
Gross unrealized depreciation	(40,477,315)

Net unrealized depreciation	$(31,119,148)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$458,486,269	$—	$458,486,269

Total Investments	$—	$458,486,269	$—	$458,486,269

Liability Description

Futures Contracts	$(267,293)	$—	$—	$(267,293)

Total	$(267,293)	$—	$—	$(267,293)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: April 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: April 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 25, 2011